Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000132936 [Member] | Match Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[1]
C000132936 [Member] | Electronic Arts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[1]
C000132936 [Member] | Las Vegas Sands Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[1]
C000132936 [Member] | Danaher Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[1]
C000132936 [Member] | GEO Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[1]
C000132936 [Member] | MGM Resorts International [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[1]
C000132936 [Member] | Airbnb Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[1]
C000132936 [Member] | D R Horton Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[1]
C000132936 [Member] | Live Nation Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[1]
C000132936 [Member] | Shopify Inc Class A Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[1]
C000132936 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[1]
C000132936 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[1]
C000132936 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[1]
C000132936 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
C000132936 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%	[1]
C000132936 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%	[1]
C000132936 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[1]
C000132936 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[1]
C000132936 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[1]
C000132936 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
C000132936 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
C000156527 [Member] | Match Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[2]
C000156527 [Member] | Electronic Arts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[2]
C000156527 [Member] | Las Vegas Sands Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[2]
C000156527 [Member] | Danaher Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[2]
C000156527 [Member] | GEO Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[2]
C000156527 [Member] | MGM Resorts International [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[2]
C000156527 [Member] | Airbnb Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[2]
C000156527 [Member] | D R Horton Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[2]
C000156527 [Member] | Live Nation Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[2]
C000156527 [Member] | Shopify Inc Class A Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[2]
C000156527 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[2]
C000156527 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[2]
C000156527 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[2]
C000156527 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[2]
C000156527 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%	[2]
C000156527 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%	[2]
C000156527 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[2]
C000156527 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[2]
C000156527 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[2]
C000156527 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[2]
C000156527 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[2]
C000132937 [Member] | Match Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[3]
C000132937 [Member] | Electronic Arts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[3]
C000132937 [Member] | Las Vegas Sands Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[3]
C000132937 [Member] | Danaher Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[3]
C000132937 [Member] | GEO Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[3]
C000132937 [Member] | MGM Resorts International [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[3]
C000132937 [Member] | Airbnb Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[3]
C000132937 [Member] | D R Horton Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[3]
C000132937 [Member] | Live Nation Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[3]
C000132937 [Member] | Shopify Inc Class A Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[3]
C000132937 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[3]
C000132937 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[3]
C000132937 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[3]
C000132937 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[3]
C000132937 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%	[3]
C000132937 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%	[3]
C000132937 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[3]
C000132937 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[3]
C000132937 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[3]
C000132937 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[3]
C000132937 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[3]
C000003881 [Member] | Match Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[4]
C000003881 [Member] | Electronic Arts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[4]
C000003881 [Member] | Las Vegas Sands Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[4]
C000003881 [Member] | Danaher Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[4]
C000003881 [Member] | GEO Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[4]
C000003881 [Member] | MGM Resorts International [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[4]
C000003881 [Member] | Airbnb Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[4]
C000003881 [Member] | D R Horton Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[4]
C000003881 [Member] | Live Nation Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[4]
C000003881 [Member] | Shopify Inc Class A Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[4]
C000003881 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[4]
C000003881 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[4]
C000003881 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[4]
C000003881 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[4]
C000003881 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%	[4]
C000003881 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%	[4]
C000003881 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[4]
C000003881 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[4]
C000003881 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[4]
C000003881 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[4]
C000003881 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[4]
C000003882 [Member] | Turning Point Brands Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[5]
C000003882 [Member] | Churchill Downs Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[5]
C000003882 [Member] | Globus Medical Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[5]
C000003882 [Member] | Trimble Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[5]
C000003882 [Member] | Cooper Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[5]
C000003882 [Member] | Evolve Vacation Rental Network Inc Series 9 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[5]
C000003882 [Member] | GLOBALFOUNDRIES Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[5]
C000003882 [Member] | StandardAero Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[5]
C000003882 [Member] | Dynatrace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[5]
C000003882 [Member] | Veracyte Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[5]
C000003882 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[5]
C000003882 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[5]
C000003882 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%	[5]
C000003882 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[5]
C000003882 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[5]
C000003882 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[5]
C000003882 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[5]
C000003882 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%	[5]
C000003882 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%	[5]
C000003882 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[5]
C000132941 [Member] | Turning Point Brands Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[6]
C000132941 [Member] | Churchill Downs Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[6]
C000132941 [Member] | Globus Medical Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[6]
C000132941 [Member] | Trimble Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[6]
C000132941 [Member] | Cooper Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[6]
C000132941 [Member] | Evolve Vacation Rental Network Inc Series 9 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[6]
C000132941 [Member] | GLOBALFOUNDRIES Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[6]
C000132941 [Member] | StandardAero Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[6]
C000132941 [Member] | Dynatrace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[6]
C000132941 [Member] | Veracyte Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[6]
C000132941 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[6]
C000132941 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[6]
C000132941 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%	[6]
C000132941 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[6]
C000132941 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[6]
C000132941 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[6]
C000132941 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[6]
C000132941 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%	[6]
C000132941 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%	[6]
C000132941 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[6]
C000132940 [Member] | Turning Point Brands Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[7]
C000132940 [Member] | Churchill Downs Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[7]
C000132940 [Member] | Globus Medical Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[7]
C000132940 [Member] | Trimble Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[7]
C000132940 [Member] | Cooper Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[7]
C000132940 [Member] | Evolve Vacation Rental Network Inc Series 9 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[7]
C000132940 [Member] | GLOBALFOUNDRIES Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[7]
C000132940 [Member] | StandardAero Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[7]
C000132940 [Member] | Dynatrace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[7]
C000132940 [Member] | Veracyte Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[7]
C000132940 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[7]
C000132940 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[7]
C000132940 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%	[7]
C000132940 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[7]
C000132940 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[7]
C000132940 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[7]
C000132940 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[7]
C000132940 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%	[7]
C000132940 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%	[7]
C000132940 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[7]
C000156528 [Member] | Turning Point Brands Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[8]
C000156528 [Member] | Churchill Downs Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[8]
C000156528 [Member] | Globus Medical Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[8]
C000156528 [Member] | Trimble Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[8]
C000156528 [Member] | Cooper Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[8]
C000156528 [Member] | Evolve Vacation Rental Network Inc Series 9 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[8]
C000156528 [Member] | GLOBALFOUNDRIES Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[8]
C000156528 [Member] | StandardAero Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[8]
C000156528 [Member] | Dynatrace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[8]
C000156528 [Member] | Veracyte Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[8]
C000156528 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[8]
C000156528 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[8]
C000156528 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%	[8]
C000156528 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[8]
C000156528 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[8]
C000156528 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[8]
C000156528 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[8]
C000156528 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%	[8]
C000156528 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%	[8]
C000156528 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[8]
C000132939 [Member] | Turning Point Brands Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[9]
C000132939 [Member] | Churchill Downs Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[9]
C000132939 [Member] | Globus Medical Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[9]
C000132939 [Member] | Trimble Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[9]
C000132939 [Member] | Cooper Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[9]
C000132939 [Member] | Evolve Vacation Rental Network Inc Series 9 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[9]
C000132939 [Member] | GLOBALFOUNDRIES Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[9]
C000132939 [Member] | StandardAero Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[9]
C000132939 [Member] | Dynatrace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[9]
C000132939 [Member] | Veracyte Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[9]
C000132939 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[9]
C000132939 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[9]
C000132939 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%	[9]
C000132939 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[9]
C000132939 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[9]
C000132939 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[9]
C000132939 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[9]
C000132939 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%	[9]
C000132939 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%	[9]
C000132939 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[9]
C000132942 [Member] | Crown Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[10]
C000132942 [Member] | Mirion Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[10]
C000132942 [Member] | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[10]
C000132942 [Member] | Aritzia Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[10]
C000132942 [Member] | CACI International Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[10]
C000132942 [Member] | Envista Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[10]
C000132942 [Member] | nLight Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[10]
C000132942 [Member] | Texas Capital Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[10]
C000132942 [Member] | Dollar Tree Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[10]
C000132942 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[10]
C000132942 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[10]
C000132942 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%	[10]
C000132942 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[10]
C000132942 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[10]
C000132942 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[10]
C000132942 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[10]
C000132942 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[10]
C000132942 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%	[10]
C000132942 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%	[10]
C000132942 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[10]
C000132942 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[10]
C000156529 [Member] | Crown Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[11]
C000156529 [Member] | Mirion Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[11]
C000156529 [Member] | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[11]
C000156529 [Member] | Aritzia Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[11]
C000156529 [Member] | CACI International Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[11]
C000156529 [Member] | Envista Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[11]
C000156529 [Member] | nLight Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[11]
C000156529 [Member] | Texas Capital Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[11]
C000156529 [Member] | Dollar Tree Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[11]
C000156529 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[11]
C000156529 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[11]
C000156529 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%	[11]
C000156529 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[11]
C000156529 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[11]
C000156529 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[11]
C000156529 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[11]
C000156529 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[11]
C000156529 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%	[11]
C000156529 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%	[11]
C000156529 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[11]
C000156529 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[11]
C000132943 [Member] | Crown Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[12]
C000132943 [Member] | Mirion Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[12]
C000132943 [Member] | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[12]
C000132943 [Member] | Aritzia Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[12]
C000132943 [Member] | CACI International Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[12]
C000132943 [Member] | Envista Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[12]
C000132943 [Member] | nLight Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[12]
C000132943 [Member] | Texas Capital Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[12]
C000132943 [Member] | Dollar Tree Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[12]
C000132943 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[12]
C000132943 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[12]
C000132943 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%	[12]
C000132943 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[12]
C000132943 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[12]
C000132943 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[12]
C000132943 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[12]
C000132943 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[12]
C000132943 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%	[12]
C000132943 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%	[12]
C000132943 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[12]
C000132943 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[12]
C000003883 [Member] | Crown Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[13]
C000003883 [Member] | Mirion Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[13]
C000003883 [Member] | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[13]
C000003883 [Member] | Aritzia Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[13]
C000003883 [Member] | CACI International Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[13]
C000003883 [Member] | Envista Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[13]
C000003883 [Member] | nLight Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[13]
C000003883 [Member] | Texas Capital Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[13]
C000003883 [Member] | Dollar Tree Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[13]
C000003883 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[13]
C000003883 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[13]
C000003883 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%	[13]
C000003883 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[13]
C000003883 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[13]
C000003883 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[13]
C000003883 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[13]
C000003883 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[13]
C000003883 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%	[13]
C000003883 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%	[13]
C000003883 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[13]
C000003883 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[13]
C000132293 [Member] | Turning Point Brands Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[14]
C000132293 [Member] | Veracyte Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[14]
C000132293 [Member] | Kirby Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[14]
C000132293 [Member] | Amplitude Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[14]
C000132293 [Member] | Evolve Vacation Rental Network Inc Series 8 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[14]
C000132293 [Member] | Axogen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[14]
C000132293 [Member] | CareDx Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[14]
C000132293 [Member] | Structure Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[14]
C000132293 [Member] | Viper Energy Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[14]
C000132293 [Member] | Alkami Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[14]
C000132293 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[14]
C000132293 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[14]
C000132293 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%	[14]
C000132293 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[14]
C000132293 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[14]
C000132293 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[14]
C000132293 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[14]
C000132293 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%	[14]
C000132293 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%	[14]
C000132293 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[14]
C000132293 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[14]
C000132296 [Member] | Turning Point Brands Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[15]
C000132296 [Member] | Veracyte Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[15]
C000132296 [Member] | Kirby Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[15]
C000132296 [Member] | Amplitude Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[15]
C000132296 [Member] | Evolve Vacation Rental Network Inc Series 8 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[15]
C000132296 [Member] | Axogen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[15]
C000132296 [Member] | CareDx Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[15]
C000132296 [Member] | Structure Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[15]
C000132296 [Member] | Viper Energy Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[15]
C000132296 [Member] | Alkami Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[15]
C000132296 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[15]
C000132296 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[15]
C000132296 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%	[15]
C000132296 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[15]
C000132296 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[15]
C000132296 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[15]
C000132296 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[15]
C000132296 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%	[15]
C000132296 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%	[15]
C000132296 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[15]
C000132296 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[15]
C000132295 [Member] | Turning Point Brands Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[16]
C000132295 [Member] | Veracyte Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[16]
C000132295 [Member] | Kirby Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[16]
C000132295 [Member] | Amplitude Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[16]
C000132295 [Member] | Evolve Vacation Rental Network Inc Series 8 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[16]
C000132295 [Member] | Axogen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[16]
C000132295 [Member] | CareDx Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[16]
C000132295 [Member] | Structure Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[16]
C000132295 [Member] | Viper Energy Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[16]
C000132295 [Member] | Alkami Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[16]
C000132295 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[16]
C000132295 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[16]
C000132295 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%	[16]
C000132295 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[16]
C000132295 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[16]
C000132295 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[16]
C000132295 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[16]
C000132295 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%	[16]
C000132295 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%	[16]
C000132295 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[16]
C000132295 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[16]
C000156530 [Member] | Turning Point Brands Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[17]
C000156530 [Member] | Veracyte Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[17]
C000156530 [Member] | Kirby Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[17]
C000156530 [Member] | Amplitude Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[17]
C000156530 [Member] | Evolve Vacation Rental Network Inc Series 8 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[17]
C000156530 [Member] | Axogen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[17]
C000156530 [Member] | CareDx Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[17]
C000156530 [Member] | Structure Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[17]
C000156530 [Member] | Viper Energy Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[17]
C000156530 [Member] | Alkami Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[17]
C000156530 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[17]
C000156530 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[17]
C000156530 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%	[17]
C000156530 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[17]
C000156530 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[17]
C000156530 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[17]
C000156530 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[17]
C000156530 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%	[17]
C000156530 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%	[17]
C000156530 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[17]
C000156530 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[17]
C000132294 [Member] | Turning Point Brands Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[18]
C000132294 [Member] | Veracyte Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[18]
C000132294 [Member] | Kirby Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[18]
C000132294 [Member] | Amplitude Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[18]
C000132294 [Member] | Evolve Vacation Rental Network Inc Series 8 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[18]
C000132294 [Member] | Axogen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[18]
C000132294 [Member] | CareDx Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[18]
C000132294 [Member] | Structure Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[18]
C000132294 [Member] | Viper Energy Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[18]
C000132294 [Member] | Alkami Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[18]
C000132294 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[18]
C000132294 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[18]
C000132294 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%	[18]
C000132294 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[18]
C000132294 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[18]
C000132294 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[18]
C000132294 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[18]
C000132294 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%	[18]
C000132294 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%	[18]
C000132294 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[18]
C000132294 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[18]

[1]	Figures are reported as a percentage of net assets.
[2]	Figures are reported as a percentage of net assets.
[3]	Figures are reported as a percentage of net assets.
[4]	Figures are reported as a percentage of net assets.
[5]	Figures are reported as a percentage of net assets.
[6]	Figures are reported as a percentage of net assets.
[7]	Figures are reported as a percentage of net assets.
[8]	Figures are reported as a percentage of net assets.
[9]	Figures are reported as a percentage of net assets.
[10]	Figures are reported as a percentage of net assets.
[11]	Figures are reported as a percentage of net assets.
[12]	Figures are reported as a percentage of net assets.
[13]	Figures are reported as a percentage of net assets.
[14]	Figures are reported as a percentage of net assets.
[15]	Figures are reported as a percentage of net assets.
[16]	Figures are reported as a percentage of net assets.
[17]	Figures are reported as a percentage of net assets.
[18]	Figures are reported as a percentage of net assets.